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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21331

Evergreen Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Multi-Sector Income Fund, for the quarter ended July 31, 2009. This series has October 31 fiscal year end.

Date of reporting period: July 31, 2009

Item 1 - Schedule of Investments

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.2%
FIXED-RATE 0.2%
FNMA:
Ser. 2001-25, Class Z, 6.00%, 06/25/2031	$1,049,389	$1,101,051
Ser. 2001-51, Class P, 6.00%, 08/25/2030	353,897	357,933

		1,458,984

FLOATING-RATE 3.0%
FHLMC:
Ser. 0196, Class A, 1.11%, 12/15/2021	136,723	137,652
Ser. 2390, Class FD, 0.74%, 12/15/2031	129,643	127,972
Ser. 2411, Class F, 0.84%, 02/15/2032	172,407	170,259
Ser. 2431, Class F, 0.79%, 03/15/2032 µ	6,061,202	6,039,078
Ser. 2567, Class FH, 0.69%, 02/15/2033	330,815	327,810
Ser. T-67, Class 2A1C, 4.10%, 03/25/2036	1,585,841	1,567,804
FNMA:
Ser. 1996-46, Class FA, 0.81%, 08/25/2021	76,143	74,495
Ser. 2001-35, Class F, 0.89%, 07/25/2031	51,346	50,932
Ser. 2001-57, Class F, 0.79%, 06/25/2031	51,693	51,102
Ser. 2002-77, Class FH, 0.69%, 12/18/2032	309,140	304,642
Ser. 2002-95, Class FK, 0.79%, 01/25/2033 µ	7,776,187	7,733,496
Ser. 2002-97, Class FR, 0.84%, 01/25/2033	118,105	116,905
Ser. 2003-W8, Class 3F2, 0.64%, 05/25/2042	1,634,909	1,466,874
Ser. G91-16, Class F, 0.76%, 06/25/2021	94,935	94,530
Ser. G92-17, Class F, 1.36%, 03/25/2022	169,144	172,099
GNMA, Ser. 2001-61, Class FA, 0.79%, 09/20/2030	77,726	77,520

		18,513,170

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $20,405,487)		19,972,154

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 25.4%
FIXED-RATE 0.5%
FHLMC, 8.50%, 04/01/2015-07/01/2028	337,211	373,344
FNMA:
6.00%, 04/01/2033	434,702	456,355
6.50%, 11/01/2032	69,610	74,770
7.50%, 07/01/2017-07/01/2032	800,576	869,829
8.00%, 12/01/2024-06/01/2030	238,731	262,003
12.00%, 01/01/2016	39,000	42,581
GNMA:
6.50%, 06/15/2028	95,818	102,892
7.25%, 07/15/2017-05/15/2018	824,421	889,003

		3,070,777

FLOATING-RATE 24.9%
FHLB:
4.15%, 07/01/2033	305,121	315,339
4.19%, 12/01/2034 µ	9,586,850	9,850,781
4.25%, 06/01/2035 µ	4,231,860	4,373,964
4.56%, 11/01/2030	600,404	616,009
FHLMC:
3.33%, 10/01/2030	24,291	24,572
3.85%, 06/01/2033	381,444	393,013
3.89%, 07/01/2032	613,118	628,428
4.10%, 10/01/2037	3,977,040	4,111,267
4.17%, 09/01/2032	661,565	677,899
4.25%, 04/01/2034 µ	18,854,172	19,370,710
4.38%, 10/01/2030	430,208	440,955
4.40%, 10/01/2033	240,268	246,400
4.45%, 12/01/2026	109,427	111,242

1

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
4.50%, 10/01/2024	$50,625	$51,952
4.51%, 08/01/2030	532,054	552,006
4.81%, 10/01/2022	117,282	118,286
5.07%, 05/01/2019-07/01/2035	636,640	663,433
5.53%, 06/01/2018	66,944	69,833
5.87%, 02/01/2037 µ	4,620,542	4,843,414
6.49%, 01/01/2027	270,948	280,237
8.50%, 03/01/2030	118,295	126,258
FNMA:
1.48%, 04/01/2028	115,346	116,096
1.82%, 10/01/2034	304,139	298,809
2.875%, 04/01/2019	63,517	64,084
2.95%, 04/01/2034 µ	5,969,562	6,030,110
2.97%, 01/01/2038	4,851,471	4,830,215
3.08%, 12/01/2017	933,417	938,970
3.09%, 04/01/2017	2,628,933	2,654,960
3.17%, 10/01/2035-12/01/2035	9,012,356	9,199,124
3.19%, 02/01/2035 µ	1,241,584	1,245,838
3.29%, 06/01/2024	196,672	201,025
3.43%, 02/01/2017	2,132,586	2,153,191
3.49%, 08/01/2036	6,541,376	6,751,053
3.51%, 12/01/2028	51,823	53,131
3.67%, 04/01/2036	4,789,672	4,988,683
3.73%, 09/01/2032	211,134	217,917
3.80%, 01/01/2036	3,732,056	3,834,023
3.81%, 01/01/2030	77,058	80,287
3.84%, 07/01/2036 µ	5,738,556	5,877,971
3.85%, 02/01/2038	422,246	438,455
3.93%, 02/01/2035	479,923	494,549
3.98%, 06/01/2031	148,609	152,479
4.00%, 07/01/2038	3,329,145	3,410,909
4.13%, 07/01/2038	303,187	309,626
4.15%, 12/01/2009	190,621	190,621
4.18%, 12/01/2029	71,484	73,117
4.25%, 01/01/2017	84,732	86,166
4.33%, 02/01/2035	7,673,127	7,907,157
4.36%, 12/01/2031	89,827	91,853
4.45%, 05/01/2030	253,009	259,626
4.46%, 07/01/2033	200,267	204,785
4.47%, 01/01/2015	41,224	42,052
4.48%, 07/01/2026	41,634	42,557
4.53%, 03/01/2034	29,573	30,364
4.54%, 06/01/2029	388,364	396,818
4.57%, 10/01/2029	135,312	137,600
4.58%, 03/01/2034	827,010	842,586
4.59%, 01/01/2026	420,327	429,234
4.62%, 08/01/2028	79,433	81,599
4.69%, 12/01/2036	58,880	60,079
4.71%, 12/01/2026	126,950	129,198
4.72%, 10/01/2034 µ	15,122,526	15,421,506
4.75%, 12/01/2016	11,076	11,318
4.78%, 08/01/2030	269,681	276,846
4.83%, 07/01/2038 µ	3,326,418	3,400,374
4.84%, 04/01/2033	180,519	188,819
4.87%, 04/01/2034	4,243,945	4,272,443

2

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.89%, 12/01/2034	$1,655,498	$1,666,425
4.95%, 01/01/2034	509,059	519,531
4.98%, 03/01/2033	171,800	177,615
5.07%, 09/01/2027	199,160	205,006
5.11%, 12/01/2022	15,004	15,466
5.23%, 04/01/2031	739,045	757,587
5.29%, 04/01/2025	140,694	145,143
5.30%, 07/01/2030	113,048	114,652
5.36%, 02/01/2036	2,976,929	3,125,627
5.55%, 09/01/2024	11,849	12,225
5.57%, 08/01/2027	325,152	330,974
6.00%, 05/01/2021-08/01/2021	18,313	19,090
6.09%, 11/01/2024	257,697	261,176
6.11%, 12/01/2013	414,359	423,947
6.14%, 12/01/2020	117,303	122,172
6.55%, 09/01/2037	4,302,010	4,562,819
6.62%, 09/01/2032	4,158,356	4,307,687

		153,551,363

Total Agency Mortgage-Backed Pass Through Securities (cost $155,469,899)		156,622,140

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.1%
FIXED-RATE 0.1%
FNMA, Ser. 2001-T10, Class A2, 7.50%, 12/25/2041 (cost $361,480)	332,204	364,308

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.8%
FIXED-RATE 0.5%
Bear Stearns Comml. Mtge. Securities Trust, Ser. 2007-PW15, Class A4, 5.33%, 02/11/2044	1,415,000	1,214,075
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG9, Class AM, 5.48%, 03/10/2039	200,000	122,714
Morgan Stanley Capital I Trust, Ser. 2006-HQ10, Class AM, 5.36%, 11/21/2041	2,445,000	1,677,438

		3,014,227

FLOATING-RATE 1.3%
Citigroup Comml. Mtge. Trust, Ser. 2007-C6, Class A4, 5.70%, 12/10/2049	1,875,000	1,604,443
GE Comml. Mtge. Trust:
Ser. 2006-C7, Class AM, 5.79%, 06/10/2046	2,875,000	1,896,778
Ser. 2007-C9, Class A4, 6.01%, 12/10/2049	1,400,000	1,193,769
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.81%, 08/10/2045	1,620,000	1,279,277
Morgan Stanley Capital I Trust:
Ser. 2006-IQ11, Class AM, 5.77%, 10/15/2042	240,000	159,504
Ser. 2007-2A, Class 2A, 5.81%, 08/12/2045 144A	3,755,000	2,236,535

		8,370,306

Total Commercial Mortgage-Backed Securities (cost $9,353,034)		11,384,533

CORPORATE BONDS 55.2%
CONSUMER DISCRETIONARY 8.2%
Auto Components 1.3%
Cooper Standard Automotive, Inc.:
7.00%, 12/15/2012 •	300,000	69,000
8.375%, 12/15/2014 •	670,000	43,550
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	5,220,000	3,732,300
Goodyear Tire & Rubber Co.:
7.86%, 08/15/2011	1,180,000	1,180,000
8.625%, 12/01/2011	690,000	702,075
9.00%, 07/01/2015	237,000	241,740
10.50%, 05/15/2016	730,000	786,575
FRN, 5.01%, 12/01/2009	1,005,000	1,006,256

		7,761,496

3

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Diversified Consumer Services 0.3%
Carriage Services, Inc., 7.875%, 01/15/2015	$1,715,000	$1,440,600
Service Corporation International:
6.75%, 04/01/2015	365,000	344,925
7.50%, 04/01/2027	200,000	162,500

		1,948,025

Hotels, Restaurants & Leisure 1.5%
Boyd Gaming Corp.:
7.125%, 02/01/2016	375,000	301,875
7.75%, 12/15/2012	95,000	92,863
Caesars Entertainment, Inc., 7.875%, 03/15/2010	880,000	844,800
Harrah’s Entertainment Corp., 11.25%, 06/01/2017 144A	1,540,000	1,566,950
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 •	1,050,000	430,500
MGM MIRAGE:
6.625%, 07/15/2015	230,000	167,900
8.50%, 09/15/2010	780,000	739,050
11.125%, 11/15/2017 144A	480,000	530,400
Pinnacle Entertainment, Inc.:
8.625%, 08/01/2017 144A #	465,000	467,325
8.75%, 10/01/2013	60,000	62,100
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	60,000	60,000
Seneca Gaming Corp., 7.25%, 05/01/2012	585,000	544,050
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	1,205,000	777,225
Speedway Motorsports, Inc., 8.75%, 06/01/2016 144A	695,000	714,112
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 •	3,354,000	452,790
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	1,610,000	1,605,975

		9,357,915

Household Durables 1.9%
D.R. Horton, Inc.:
6.00%, 04/15/2011	150,000	149,250
9.75%, 09/15/2010	1,950,000	2,001,187
Hovnanian Enterprises, Inc., 11.50%, 05/01/2013	190,000	176,225
Lennar Corp.:
5.125%, 10/01/2010	2,385,000	2,337,300
5.60%, 05/31/2015	60,000	50,700
12.25%, 06/01/2017 144A	60,000	67,500
Libbey, Inc., FRN, 8.26%, 06/01/2011	1,955,000	1,436,925
Meritage Homes Corp.:
6.25%, 03/15/2015	910,000	748,475
7.00%, 05/01/2014	1,155,000	981,750
Newell Rubbermaid, Inc., 10.60%, 04/15/2019	395,000	466,972
Pulte Homes, Inc.:
7.875%, 08/01/2011	1,295,000	1,337,088
8.125%, 03/01/2011	770,000	793,100
Sealy Corp., 10.875%, 04/15/2016 144A	180,000	197,100
Whirlpool Corp., 8.60%, 05/01/2014	1,010,000	1,085,213

		11,828,785

Internet & Catalog Retail 0.1%
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016	855,000	799,425

Media 1.7%
CBS Corp., 8.875%, 05/15/2019	1,230,000	1,282,720
Charter Communications, Inc.:
12.875%, 09/15/2014 144A •	3,570,000	3,873,450
Step Bond, 8.00%, 04/30/2012 144A †† •	1,750,000	1,754,375

4

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
CSC Holdings, Inc., 7.625%, 04/01/2011	$830,000	$844,525
DirectTV Holdings, LLC, 7.625%, 05/15/2016	390,000	396,825
Interpublic Group of Companies, Inc., 10.00%, 07/15/2017 144A	170,000	178,500
Lamar Media Corp.:
6.625%, 08/15/2015	115,000	101,775
7.25%, 01/01/2013	180,000	174,600
Mediacom, LLC, 7.875%, 02/15/2011	590,000	588,525
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A •	221,000	116,025
Regal Cinemas, Inc., 8.625%, 07/15/2019 144A	25,000	25,875
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	242,000	186,945
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	165,000	139,013
WMG Acquisition Corp., 9.50%, 06/15/2016 144A	740,000	789,950
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/2013 144A	335,000	302,337
Young Broadcasting, Inc.:
8.75%, 01/15/2014 •	2,121,000	2,121
10.00%, 03/01/2011 •	1,540,000	1,540

		10,759,101

Multiline Retail 0.1%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015 @	235,828	175,692
Saks, Inc., 9.875%, 10/01/2011	125,000	121,875

		297,567

Specialty Retail 0.6%
American Achievement Corp.:
8.25%, 04/01/2012 144A	2,740,000	2,698,900
Step Bond, 10.25%, 10/01/2012 ††	445,000	382,700
Freedom Group, Inc., 10.25%, 08/01/2015 144A	470,000	484,100

		3,565,700

Textiles, Apparel & Luxury Goods 0.7%
Oxford Industries, Inc., 11.375%, 07/15/2015 144A	2,505,000	2,623,988
Visant Corp., 7.625%, 10/01/2012	1,495,000	1,509,950

		4,133,938

CONSUMER STAPLES 1.7%
Beverages 0.6%
Anheuser-Busch InBev, 6.875%, 11/15/2019 144A	2,000,000	2,225,958
Cott Beverages, Inc., 8.00%, 12/15/2011	1,220,000	1,207,800

		3,433,758

Food Products 0.7%
Del Monte Foods Co.:
6.75%, 02/15/2015	25,000	24,437
8.625%, 12/15/2012	1,119,000	1,146,975
Smithfield Foods, Inc.:
7.00%, 08/01/2011	1,490,000	1,422,950
10.00%, 07/15/2014 144A	1,200,000	1,257,000
Tyson Foods, Inc.:
7.85%, 04/01/2016	395,000	400,925
10.50%, 03/01/2014 144A	165,000	183,975

		4,436,262

Tobacco 0.4%
Altria Group, Inc., 10.20%, 02/06/2039	1,820,000	2,375,009

5

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY 9.4%
Energy Equipment & Services 2.2%
Basic Energy Services, Inc., 11.625%, 08/01/2014 144A	$705,000	$705,000
Bristow Group, Inc., 7.50%, 09/15/2017	1,245,000	1,170,300
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	4,095,000	2,948,400
GulfMark Offshore, Inc., 7.75%, 07/15/2014	1,500,000	1,410,000
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	2,235,000	2,089,725
Parker Drilling Co., 9.625%, 10/01/2013	884,000	861,900
PHI, Inc., 7.125%, 04/15/2013	2,040,000	1,861,500
Pride International, Inc., 8.50%, 06/15/2019	1,205,000	1,295,375
Smith International, Inc., 9.75%, 03/15/2019	945,000	1,144,850

		13,487,050

Oil, Gas & Consumable Fuels 7.2%
Arch Coal, Inc., 8.75%, 08/01/2016 144A	1,235,000	1,253,525
Atlas Energy Resources, LLC, 12.125%, 08/01/2017	670,000	708,525
Chesapeake Energy Corp.:
6.875%, 01/15/2016	4,930,000	4,658,850
9.50%, 02/15/2015	1,470,000	1,567,387
Delta Petroleum Corp., 7.00%, 04/01/2015	505,000	277,750
El Paso Corp.:
7.42%, 02/15/2037	1,670,000	1,423,164
12.00%, 12/12/2013	445,000	507,300
Encore Acquisition Co., 6.00%, 07/15/2015	1,590,000	1,391,250
Exco Resources, Inc., 7.25%, 01/15/2011	2,970,000	2,925,450
Ferrellgas Partners, LP, 8.75%, 06/15/2012	450,000	441,563
Forest Oil Corp.:
7.25%, 06/15/2019	1,130,000	1,080,562
8.50%, 02/15/2014 144A	660,000	673,200
Frontier Oil Corp., 6.625%, 10/01/2011	885,000	893,850
Holly Corp., 9.875%, 06/15/2017 144A	605,000	601,975
Newfield Exploration Co.:
6.625%, 04/15/2016	240,000	232,800
7.125%, 05/15/2018	75,000	73,313
Nustar Logistics, LP, 7.65%, 04/15/2018	2,375,000	2,408,392
Peabody Energy Corp.:
5.875%, 04/15/2016	2,800,000	2,618,000
7.875%, 11/01/2026	1,660,000	1,535,500
Penn Virginia Corp., 10.375%, 06/15/2016	355,000	380,294
Petrohawk Energy Corp.:
7.875%, 06/01/2015	1,810,000	1,764,750
10.50%, 08/01/2014 144A	495,000	532,125
Plains Exploration & Production Co., 7.625%, 06/01/2018	2,615,000	2,543,087
Range Resources Corp., 8.00%, 05/15/2019	170,000	173,825
Sabine Pass LNG, LP:
7.25%, 11/30/2013	1,990,000	1,713,887
7.50%, 11/30/2016	2,385,000	1,934,831
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	245,000	224,175
Southwestern Energy Co., 7.50%, 02/01/2018 144A	225,000	226,688
Stallion Oilfield Services, Ltd., 9.75%, 02/01/2015 144A	865,000	315,725
Tesoro Corp.:
6.25%, 11/01/2012	505,000	489,850
6.50%, 06/01/2017	565,000	497,200
9.75%, 06/01/2019	670,000	678,375
Valero Energy Corp., 6.875%, 07/15/2012	1,070,000	1,103,440

6

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Williams Cos.:
7.50%, 01/15/2031	$2,080,000	$2,085,516
8.125%, 03/15/2012	3,560,000	3,822,301
8.75%, 01/15/2020 144A	685,000	775,412

		44,533,837

FINANCIALS 10.5%
Capital Markets 0.5%
E*TRADE Financial Corp.:
7.375%, 09/15/2013	450,000	381,938
12.50%, 11/30/2017 144A	1,264,000	1,572,875
12.50%, 11/30/2017	1,213,000	1,423,287

		3,378,100

Consumer Finance 7.3%
Bunge Limited Finance Co., 8.50%, 06/15/2019	365,000	404,529
Calpine Construction Finance Corp., 8.00%, 06/01/2016 144A	115,000	116,150
CCH II Capital Corp., 10.25%, 09/15/2010 •	3,175,000	3,413,125
Daimler Financial Services AG, 4.875%, 06/15/2010	1,000,000	1,010,433
Discover Financial Services, 10.25%, 07/15/2019	785,000	827,796
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	5,205,000	5,125,848
7.375%, 10/28/2009	1,000,000	998,226
7.50%, 08/01/2012	505,000	466,395
9.75%, 09/15/2010	2,213,000	2,203,227
GMAC, LLC:
6.75%, 12/01/2014 144A	1,298,000	1,129,260
6.875%, 09/15/2011 144A	1,839,000	1,714,867
6.875%, 08/28/2012 144A	1,844,000	1,687,260
7.00%, 02/01/2012 144A	262,000	239,730
7.50%, 12/31/2013 144A	2,715,000	2,334,900
7.75%, 01/19/2010 144A	2,560,000	2,547,200
8.00%, 12/31/2018 144A	2,822,000	2,172,940
8.00%, 11/01/2031	450,000	343,105
8.00%, 11/01/2031 144A	2,259,000	1,750,725
HSBC Finance Corp., 5.00%, 06/30/2015	2,400,000	2,293,286
International Lease Finance Corp.:
4.375%, 11/01/2009	615,000	598,953
4.55%, 10/15/2009	510,000	500,296
4.75%, 01/13/2012	620,000	442,623
4.875%, 09/01/2010	1,205,000	1,031,384
5.125%, 11/01/2010	35,000	29,253
JBS USA Finance, Inc., 11.625%, 05/01/2014 144A	2,800,000	2,849,000
Nielsen Financial LLC, Co., 11.50%, 05/01/2016	10,000	10,525
NiSource Finance Corp., 10.75%, 03/15/2016	2,885,000	3,364,406
Pinnacle Foods Finance, LLC, 10.625%, 04/01/2017	450,000	409,500
Sprint Capital Corp.:
6.875%, 11/15/2028	4,875,000	3,705,000
7.625%, 01/30/2011	1,115,000	1,128,938

		44,848,880

Diversified Financial Services 1.4%
CapitalSource, Inc., 12.75%, 07/15/2014 144A	1,350,000	1,338,188
Citigroup, Inc., 8.50%, 05/22/2019	435,000	463,925

7

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services continued
Leucadia National Corp.:
7.00%, 08/15/2013	$1,250,000	$1,203,125
7.125%, 03/15/2017	1,785,000	1,588,650
8.125%, 09/15/2015	3,350,000	3,241,125
WEA Finance, LLC, 7.50%, 06/02/2014 144A	685,000	696,154

		8,531,167

Real Estate Investment Trusts (REITs) 1.0%
Host Marriott Corp.:
7.125%, 11/01/2013	810,000	789,750
9.00%, 05/15/2017 144A	400,000	405,000
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	965,000	914,338
7.00%, 01/15/2016	500,000	463,750
Simon Property Group, Inc., 10.35%, 04/01/2019	375,000	449,285
Ventas, Inc.:
6.75%, 04/01/2017	1,688,000	1,595,160
7.125%, 06/01/2015	1,139,000	1,124,762
9.00%, 05/01/2012	555,000	585,525

		6,327,570

Thrifts & Mortgage Finance 0.3%
Residential Capital, LLC, 8.50%, 05/15/2010	1,820,000	1,610,700

HEALTH CARE 2.9%
Health Care Equipment & Supplies 0.2%
Biomet, Inc.:
10.375%, 10/15/2017	440,000	473,000
11.625%, 10/15/2017	655,000	713,950

		1,186,950

Health Care Providers & Services 2.4%
Apria Healthcare Group, 11.25%, 11/01/2014 144A	1,040,000	1,063,400
Cigna Corp., 8.50%, 05/01/2019	660,000	704,107
HCA, Inc.:
6.30%, 10/01/2012	440,000	415,800
7.875%, 02/01/2011	820,000	824,100
7.875%, 02/15/2020 144A #	1,525,000	1,500,219
8.50%, 04/15/2019 144A	2,455,000	2,528,650
8.75%, 09/01/2010	1,101,000	1,117,515
9.25%, 11/15/2016	2,750,000	2,873,750
9.625%, 11/15/2016	1,331,000	1,390,895
Omnicare, Inc., 6.125%, 06/01/2013	1,425,000	1,339,500
Prospect Medical Holdings, Inc., 12.75%, 07/15/2014 144A	685,000	650,750
Symbion, Inc., 11.00%, 08/23/2015	342,212	239,548

		14,648,234

Life Sciences Tools & Services 0.2%
Bio-Rad Laboratories, Inc.:
7.50%, 08/15/2013	525,000	535,500
8.00%, 09/15/2016 144A	490,000	502,250

		1,037,750

Pharmaceuticals 0.1%
Pfizer, Inc., 5.35%, 03/15/2015	900,000	997,300

8

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 4.8%
Aerospace & Defense 2.3%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	$1,545,000	$1,475,475
Hexcel Corp., 6.75%, 02/01/2015	805,000	762,738
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	8,945,000	8,520,112
6.375%, 10/15/2015	1,474,000	1,422,410
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	2,165,000	2,056,750

		14,237,485

Commercial Services & Supplies 1.5%
Allied Waste North America, Inc., 6.875%, 06/01/2017	320,000	328,493
Browning-Ferris Industries, Inc., 9.25%, 05/01/2021	2,725,000	2,993,085
Corrections Corporation of America:
6.25%, 03/15/2013	1,125,000	1,108,125
6.75%, 01/31/2014	325,000	320,938
7.75%, 06/01/2017	1,220,000	1,229,150
DigitalGlobe, Inc., 10.50%, 05/01/2014 144A	245,000	259,088
Geo Group, Inc., 8.25%, 07/15/2013	560,000	554,400
Interface, Inc., 11.375%, 11/01/2013 144A	250,000	264,375
Iron Mountain, Inc.:
6.625%, 01/01/2016	535,000	496,212
7.75%, 01/15/2015	445,000	440,550
Mobile Mini, Inc., 6.875%, 05/01/2015	1,645,000	1,414,700

		9,409,116

Machinery 0.6%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	6,605,000	3,797,875

Road & Rail 0.2%
Kansas City Southern:
8.00%, 06/01/2015	555,000	541,125
13.00%, 12/15/2013	445,000	500,625

		1,041,750

Trading Companies & Distributors 0.2%
United Rentals North America, Inc.:
6.50%, 02/15/2012	1,105,000	1,071,850
10.875%, 06/15/2016 144A	245,000	246,225

		1,318,075

INFORMATION TECHNOLOGY 2.6%
Communications Equipment 0.2%
EchoStar Corp.:
6.625%, 10/01/2014	635,000	611,187
7.75%, 05/31/2015	395,000	397,963

		1,009,150

Electronic Equipment, Instruments & Components 1.6%
Anixter International, Inc., 10.00%, 03/15/2014	1,530,000	1,591,200
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	2,120,000	1,876,200
Jabil Circuit, Inc.:
5.875%, 07/15/2010	345,000	356,213
8.25%, 03/15/2018	5,495,000	5,412,575
Sanmina-SCI Corp., 8.125%, 03/01/2016	1,000,000	890,000

		10,126,188

Internet Software & Services 0.2%
Terremark Worldwide, Inc., 12.00%, 06/15/2017 144A	1,560,000	1,583,400

9

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
IT Services 0.1%
iPayment, Inc., 9.75%, 05/15/2014	$555,000	$327,450

Semiconductors & Semiconductor Equipment 0.5%
National Semiconductor Corp., 6.60%, 06/15/2017	425,000	387,690
Spansion, Inc.:
11.25%, 01/15/2016 144A •	440,000	294,800
FRN, 3.79%, 06/01/2013 144A •	2,605,000	2,201,225

		2,883,715

MATERIALS 4.9%
Chemicals 1.3%
Dow Chemical Co., 8.55%, 05/15/2019	1,095,000	1,203,341
Koppers Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	2,805,000	2,608,650
MacDermid, Inc., 9.50%, 04/15/2017 144A	338,000	261,950
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	55,000	36,025
10.125%, 12/01/2014 @	29,504	17,702
11.50%, 12/01/2016	325,000	164,125
Mosaic Co.:
7.30%, 01/15/2028	2,245,000	2,026,113
7.625%, 12/01/2016 144A	1,685,000	1,752,400
Nalco Holding Co., 8.25%, 05/15/2017 144A	55,000	57,475
Tronox Worldwide, LLC, 9.50%, 12/01/2012 •	1,270,000	215,900

		8,343,681

Construction Materials 0.9%
CPG International, Inc.:
10.50%, 07/01/2013	1,730,000	1,236,950
FRN, 7.87%, 07/01/2012	745,000	525,225
CRH America, Inc.:
5.625%, 09/30/2011	455,000	451,251
8.125%, 07/15/2018	1,965,000	1,979,704
Texas Industries, Inc., 7.25%, 07/15/2013 144A	1,297,000	1,199,725

		5,392,855

Containers & Packaging 0.9%
Exopack Holding Corp., 11.25%, 02/01/2014	2,865,000	2,564,175
Graham Packaging Co., 8.50%, 10/15/2012	1,540,000	1,536,150
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	407,000	410,053
9.50%, 06/15/2017 144A	235,000	235,000
Greif, Inc., 7.75%, 08/01/2019 144A	495,000	493,762
Silgan Holdings, Inc., 7.25%, 08/15/2016 144A	440,000	442,200

		5,681,340

Metals & Mining 0.7%
AK Steel Corp., 7.75%, 06/15/2012	440,000	442,200
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	2,100,000	2,223,261
8.375%, 04/01/2017	1,200,000	1,273,804
Indalex Holdings Corp., 11.50%, 02/01/2014 •	3,170,000	174,350

		4,113,615

Paper & Forest Products 1.1%
Clearwater Paper Corp., 10.625%, 06/15/2016 144A	1,165,000	1,234,900
Domtar Corp., 10.75%, 06/01/2017	15,000	15,300
Georgia Pacific Corp.:
8.125%, 05/15/2011	800,000	824,000
8.25%, 05/01/2016 144A	60,000	62,400
8.875%, 05/15/2031	230,000	219,650

10

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products continued
International Paper Co., 9.375%, 05/15/2019	$3,315,000	$3,884,345
Verso Paper Holdings, LLC, 11.375%, 08/01/2016	1,063,000	366,735

		6,607,330

TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 1.6%
Citizens Communications Co.:
7.875%, 01/15/2027	1,720,000	1,509,300
9.25%, 05/15/2011	1,570,000	1,626,912
FairPoint Communications, Inc., 13.125%, 04/01/2018	1,190,000	315,350
Frontier Communications Corp., 8.25%, 05/01/2014	200,000	203,500
Qwest Corp.:
7.50%, 06/15/2023	705,000	599,250
7.875%, 09/01/2011	505,000	517,625
8.875%, 03/15/2012	3,810,000	3,971,925
SBA Telecommunications, Inc.:
8.00%, 08/15/2016 144A	655,000	664,825
8.25%, 08/15/2019 144A	185,000	188,700
West Corp., 9.50%, 10/15/2014	65,000	62,075

		9,659,462

Wireless Telecommunication Services 1.9%
Centennial Communications Corp., 8.125%, 02/01/2014	3,505,000	3,531,287
Cricket Communications, Inc.:
7.75%, 05/15/2016 144A	1,120,000	1,120,000
9.375%, 11/01/2014	115,000	117,300
MetroPCS Communications, Inc., 9.25%, 11/01/2014	2,110,000	2,194,400
Sprint Nextel Corp.:
6.90%, 05/01/2019	270,000	241,313
Ser. D, 7.375%, 08/01/2015	2,120,000	1,913,300
Ser. E, 6.875%, 10/31/2013	2,870,000	2,633,225
Ser. F, 5.95%, 03/15/2014	240,000	208,800

		11,959,625

UTILITIES 6.7%
Electric Utilities 4.2%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	3,105,000	3,321,915
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	7,595,000	8,549,691
CMS Energy Corp., 8.50%, 04/15/2011	355,000	367,485
Edison Mission Energy, 7.00%, 05/15/2017	60,000	48,075
Energy Future Holdings Corp., 11.25%, 11/01/2017	1,725,300	1,285,349
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	3,185,189	3,153,337
Mirant North America, LLC, 7.375%, 12/31/2013	1,010,000	1,002,425
NRG Energy, Inc.:
7.25%, 02/01/2014	510,000	502,350
7.375%, 02/01/2016	2,280,000	2,211,600
8.50%, 06/15/2019	1,405,000	1,389,194
Orion Power Holdings, Inc., 12.00%, 05/01/2010	3,735,000	3,884,400
Public Service Company of New Mexico, 7.95%, 04/01/2015	130,000	128,558

		25,844,379

Gas Utilities 0.5%
EQT Corp., 8.125%, 06/01/2019	1,065,000	1,203,434
National Fuel Gas Co., 8.75%, 05/01/2019	2,000,000	2,301,310

		3,504,744

11

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Independent Power Producers & Energy Traders 1.4%
AES Corp.:
8.00%, 06/01/2020	$50,000	$48,000
8.875%, 02/15/2011	1,145,000	1,176,488
Dynegy Holdings, Inc.:
6.875%, 04/01/2011	1,035,000	1,024,650
7.125%, 05/15/2018	680,000	470,900
Reliant Energy, Inc.:
6.75%, 12/15/2014	3,872,000	3,842,960
7.625%, 06/15/2014	1,880,000	1,757,800
7.875%, 06/15/2017	290,000	268,975

		8,589,773

Multi-Utilities 0.6%
Ameren Corp., 8.875%, 05/15/2014	490,000	524,959
CMS Energy Corp., 8.75%, 06/15/2019	245,000	258,537
PNM Resources, Inc., 9.25%, 05/15/2015	555,000	541,125
Texas-New Mexico Power Co., 9.50%, 04/01/2019 144A	2,110,000	2,439,042

		3,763,663

Total Corporate Bonds (cost $340,591,402)		340,479,190

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 14.4%
CONSUMER DISCRETIONARY 0.6%
Media 0.1%
Central European Media Enterprises, Ltd.:
8.25%, 05/15/2012 EUR	500,000	680,581
Class A, FRN, 5.93%, 05/15/2014 EUR	250,000	265,462

		946,043

Multiline Retail 0.3%
Marks & Spencer Group plc, 6.375%, 11/07/2011 GBP	1,000,000	1,737,846

Textiles, Apparel & Luxury Goods 0.2%
Levi Strauss & Co., 8.625%, 04/01/2013 EUR	750,000	1,031,560

CONSUMER STAPLES 2.1%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	750,000	1,277,895

Food & Staples Retailing 0.5%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	1,000,000	1,453,806
McDonald’s Corp., 4.25%, 06/10/2016 EUR	700,000	1,011,316
Tesco plc, 3.875%, 03/24/2011 EUR	620,000	909,572

		3,374,694

Tobacco 1.4%
British American Tobacco plc, 5.50%, 09/15/2016 GBP	2,000,000	3,374,897
Imperial Tobacco Group plc, 8.375%, 02/17/2016 EUR	3,000,000	5,028,559

		8,403,456

FINANCIALS 7.3%
Capital Markets 0.1%
Morgan Stanley, 5.375%, 11/14/2013 GBP	560,000	896,220

Commercial Banks 3.8%
Eurofima, 6.25%, 12/28/2018 AUD	2,450,000	1,978,375
European Investment Bank:
3.125%, 04/15/2014 EUR	1,900,000	2,755,536
4.25%, 10/15/2014 EUR	3,000,000	4,560,827
5.75%, 09/15/2009 AUD	1,320,000	1,106,802
6.125%, 01/23/2017 AUD	8,530,000	6,996,469

12

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
Instituto de Credito Oficial, 4.375%, 05/23/2012 EUR	3,800,000	$5,713,976
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	725,000	494,687

		23,606,672

Consumer Finance 2.1%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	2,660,000	4,023,752
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	370,000	657,892
ISS Financing plc, 11.00%, 06/15/2014 EUR	450,000	649,658
Total Capital SA, 5.50%, 01/29/2013 GBP	1,000,000	1,777,067
Toyota Motor Credit Corp., 8.50%, 12/21/2010 NZD	5,460,000	3,788,654
Virgin Media Finance plc, 8.75%, 04/15/2014 EUR	940,000	1,346,480
Wind Acquisition Finance SpA, 9.75%, 12/01/2015 EUR	300,000	431,866

		12,675,369

Diversified Financial Services 0.8%
Dubai Holding Commercial Operations Group, LLC, 6.00%, 02/01/2017 GBP	1,000,000	1,017,052
FMG Finance Property, Ltd., 9.75%, 09/01/2013 EUR	2,115,000	2,878,855
General Electric Capital Corp., 7.625%, 12/10/2014 NZD	2,000,000	1,333,520

		5,229,427

Insurance 0.5%
AIG SunAmerica, Inc., 5.625%, 02/01/2012 GBP	2,000,000	2,770,275

INDUSTRIALS 0.8%
Aerospace & Defense 0.3%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	1,430,000	1,854,742

Commercial Services & Supplies 0.2%
Iron Mountain, Inc., 6.75%, 10/15/2018 EUR	600,000	799,593

Machinery 0.3%
Harsco Corp., 7.25%, 10/27/2010 GBP	1,000,000	1,726,651
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	250,000	283,278

		2,009,929

MATERIALS 0.8%
Chemicals 0.4%
Huntsman, LLC, 6.875%, 11/15/2013 EUR	710,000	814,630
Nalco Holdings Co., 7.75%, 11/15/2011 EUR	500,000	719,776
Rockwood Specialties Group, Inc., 7.625%, 11/15/2014 EUR	800,000	1,123,136

		2,657,542

Containers & Packaging 0.2%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	900,000	1,192,975

Metals & Mining 0.2%
New World Resources NV, 7.375%, 05/15/2015 EUR	1,000,000	1,072,538

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.7%
Deutsche Telekom AG, 6.25%, 12/09/2010 GBP	1,700,000	2,981,828
France Telecom:
4.75%, 02/21/2017 EUR	2,000,000	3,036,509
7.25%, 01/28/2013 EUR	1,850,000	2,996,074
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	900,000	1,321,252

		10,335,663

13

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
UTILITIES 1.1%
Multi-Utilities 1.1%
National Grid plc, 4.375%, 03/10/2020 EUR	3,000,000	$3,961,380
Veolia Environnement SA, 4.00%, 02/12/2016 EUR	2,000,000	2,807,218

		6,768,598

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $88,188,437)		88,641,037

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 14.7%
Caisse d’Amortissement de la Dette Sociale, 4.125%, 04/25/2017 EUR	4,880,000	7,357,535
Canada, 4.25%, 06/01/2018 CAD	9,800,000	9,721,491
Denmark:
4.00%, 11/15/2015 DKK	24,500,000	4,921,425
4.00%, 11/15/2017 DKK	24,750,000	4,936,087
France:
2.25%, 07/25/2020 EUR	7,368,881	11,109,213
4.25%, 04/25/2019 EUR	8,510,000	12,875,237
Korea:
5.25%, 09/10/2015 KRW	2,850,000,000	2,364,356
5.25%, 03/10/2027 KRW	3,865,000,000	3,062,262
Malaysia, 3.83%, 09/28/2011 MYR	18,000,000	5,246,628
Mexico, 9.50%, 12/18/2014 MXN	67,325,000	5,625,555
Netherlands, 4.00%, 07/15/2018 EUR	6,230,000	9,201,501
New Zealand, 6.00%, 12/15/2017 NZD	6,610,000	4,449,842
Norway, 4.25%, 05/19/2017 NOK	59,780,000	10,096,909

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $87,399,967)		90,968,041

U.S. TREASURY OBLIGATIONS 2.4%
U.S. Treasury Bond, 3.50%, 02/15/2039	$10,250,000	8,861,463
U.S. Treasury Note, 2.75%, 02/15/2019	6,020,000	5,657,374

Total U.S. Treasury Obligations (cost $16,317,394)		14,518,837

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.1%
FIXED-RATE 0.9%
Bear Stearns Securities Trust, Ser. 2007, Class AM, 5.92%, 06/11/2050	3,990,000	2,435,190
Countrywide Alternative Loan Trust, Inc., Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	882,467	598,075
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG11, Class AM, 5.87%, 08/10/2017	3,575,000	2,192,340

		5,225,605

FLOATING-RATE 1.2%
American Home Mtge. Assets:
Ser. 2006-2, Class 1A1, 2.17%, 09/25/2046	3,830,566	1,817,706
Ser. 2007-1, Class A1, 1.91%, 02/25/2047	783,685	315,837
Banc of America Comml. Mtge., Inc., Ser. 2007-04, Class A4, 5.74%, 02/10/2051	3,654,000	3,126,591
GSR Mtge. Loan Trust, Ser. 2007-AR1, Class 2A1, 5.98%, 03/25/2037	1,707,541	1,042,206
Lehman XS Trust, Ser. 2006-18N, Class A5A, 0.46%, 12/25/2036	4,135,000	814,057
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2006-AR09, Class 2A, 2.05%, 11/25/2046	1,308,471	515,824

		7,632,221

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $15,410,786)		12,857,826

YANKEE OBLIGATIONS – CORPORATE 9.4%
CONSUMER DISCRETIONARY 0.4%
Media 0.4%
UPC Holdings BV, 9.875%, 04/15/2018 144A	20,000	20,000
Videotron, Ltd.:
9.125%, 04/15/2018 144A	50,000	52,375
9.125%, 04/15/2018	85,000	88,613
Virgin Media, Inc., 9.50%, 08/15/2016	1,935,000	1,993,050

		2,154,038

14

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
CONSUMER STAPLES 0.1%
Food & Staples Retailing 0.1%
Tesco plc, 5.50%, 11/15/2017	$500,000	$514,607

ENERGY 1.5%
Oil, Gas & Consumable Fuels 1.5%
Connacher Oil & Gas, Ltd.:
10.25%, 12/15/2015 144A	2,390,000	1,529,600
11.75%, 07/15/2014 144A	625,000	629,687
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	8,640,000	4,449,600
OPTI Canada, Inc.:
7.875%, 12/15/2014	3,435,000	2,267,100
8.25%, 12/15/2014	415,000	275,975

		9,151,962

FINANCIALS 1.5%
Commercial Banks 0.3%
KfW Bankengruppe, 4.875%, 06/17/2019	2,000,000	2,133,688

Consumer Finance 0.1%
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	690,000	617,550
Virgin Media Finance plc, 9.125%, 08/15/2016	100,000	101,500

		719,050

Diversified Financial Services 1.1%
FMG Finance Property, Ltd.:
10.625%, 09/01/2016 144A	3,525,000	3,657,188
FRN, 4.67%, 09/01/2011 144A	545,000	562,031
Preferred Term Securities XII, Ltd., FRN, 2.23%, 12/24/2033 + •	635,000	6
Ship Finance International, Ltd., 8.50%, 12/15/2013	2,525,000	2,373,500

		6,592,725

INDUSTRIALS 1.2%
Machinery 0.1%
Ingersoll-Rand Co., Ltd., 9.50%, 04/15/2014	390,000	453,093

Road & Rail 1.1%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	4,875,000	4,314,375
9.375%, 05/01/2012	2,215,000	2,192,850
12.50%, 04/01/2016 144A	580,000	620,985

		7,128,210

MATERIALS 3.1%
Metals & Mining 2.4%
ArcelorMittal SA, 9.85%, 06/01/2019	1,560,000	1,808,240
Evraz Group SA:
8.875%, 04/24/2013	480,000	421,200
8.875%, 04/24/2013 144A	1,200,000	1,050,000
9.50%, 04/24/2018 144A	1,300,000	1,105,000
Novelis, Inc., 7.25%, 02/15/2015	3,340,000	2,738,800
Rio Tinto, Ltd., 9.00%, 05/01/2019	1,095,000	1,290,417
Teck Resources, Ltd.:
9.75%, 05/15/2014 144A	1,455,000	1,625,962
10.75%, 05/15/2019 144A	2,040,000	2,384,250
Vedanta Resources plc, 9.50%, 07/18/2018 144A	2,790,000	2,559,825

		14,983,694

Paper & Forest Products 0.7%
Cascades, Inc., 7.25%, 02/15/2013	940,000	862,450
PE Paper Escrow GmbH, 12.00%, 08/01/2014 144A	785,000	749,191

15

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
MATERIALS continued
Paper & Forest Products continued
Sappi, Ltd.:
6.75%, 06/15/2012 144A	$1,190,000	$962,097
7.50%, 06/15/2032 144A	3,340,000	1,742,879

		4,316,617

TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 10.375%, 11/15/2012 †	1,185,000	1,244,250
Intelsat, Ltd.:
8.50%, 01/15/2013	2,495,000	2,532,425
8.875%, 01/15/2015 144A	105,000	106,575
8.875%, 01/15/2015	234,000	237,510
11.25%, 06/15/2016	240,000	256,800
Millicom International Cellular SA, 10.00%, 12/01/2013	260,000	271,700
Telesat Canada, Inc., 11.00%, 11/01/2015 144A	1,500,000	1,560,000
Vimpel Communications:
8.375%, 04/30/2013 144A	45,000	43,762
9.125%, 04/30/2018 144A	2,920,000	2,657,200

		8,910,222

UTILITIES 0.2%
Electric Utilities 0.2%
E.ON AG, 5.80%, 04/30/2018	1,000,000	1,081,530
InterGen NV, 9.00%, 06/30/2017 144A	185,000	183,150

		1,264,680

Total Yankee Obligations – Corporate (cost $58,531,181)		58,322,586

	Shares	Value

COMMON STOCKS 0.0%
ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
Newfield Exploration Co. * (cost $34,839)	1,828	71,895

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.2%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Sinclair Broadcast Group, Inc., 3.00%, 05/15/2027	$245,000	202,738

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Lucent Technologies, Inc., 2.875%, 06/15/2025	990,000	773,437

Total Convertible Debentures (cost $619,793)		976,175

LOANS 4.8%
CONSUMER DISCRETIONARY 1.1%
Abitibi Consolidated, Inc., FRN, 11.50%, 03/30/2010	776,355	636,611
Fontainebleau Resorts, LLC, FRN:
6.00%, 06/06/2014 •	287,311	92,138
6.25%, 06/06/2014 •	574,613	184,273
Ford Motor Co., FRN, 3.28%-3.51%, 12/15/2013	1,284,054	1,095,837

16

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

LOANS continued
CONSUMER DISCRETIONARY continued
Idearc, Inc., FRN:
5.75%, 11/13/2013 •	$232,986	$106,524
6.25%, 11/17/2014 •	795,563	363,723
Metaldyne Corp., FRN:
4.19%-8.75%, 01/11/2012 • <	1,217,313	164,337
6.19%-8.00%, 01/11/2014 • <	8,328,314	1,124,406
MGM Mirage, N/A, 10/03/2011 <	465,000	373,288
Newsday, LLC, 9.75%, 07/15/2013	1,760,000	1,781,683
Tower Automotive Holdings, FRN, 4.56%-4.94%, 07/31/2013	394,990	156,025
Tropicana Entertainment, LLC, FRN, 6.50%, 01/03/2012	1,970,000	581,170

		6,660,015

CONSUMER STAPLES 0.5%
Merisant Co., FRN, 3.79%, 01/11/2010 <	3,678,264	2,997,822

ENERGY 0.6%
Alon Krotz Springs, Inc., FRN:
12.75%, 07/03/2014 <	590,484	479,709
13.75%, 07/03/2014 <	259,395	210,893
Saint Acquisition Corp., FRN, 3.56%, 06/05/2014	537,258	409,848
Semgroup Energy Partners, FRN, 8.25%, 07/20/2012 <	2,925,000	2,702,291

		3,802,741

FINANCIALS 0.2%
Realogy Corp., FRN, 3.31%, 09/01/2014	1,328,807	1,022,384

HEALTH CARE 0.1%
HCA, Inc., FRN, 2.35%, 11/18/2012	890,352	847,722

INDUSTRIALS 0.4%
Clarke American Corp., FRN, 2.76-3.10%, 02/28/2014	1,400,061	1,122,079
Neff Corp., FRN:
3.80%, 11/30/2014	4,910,000	932,900
4.13%, 05/31/2013 <	613,750	405,529

		2,460,508

MATERIALS 1.6%
LyondellBasell, FRN:
3.77%, 12/20/2013 <	331,441	143,199
3.79%, 12/20/2013 <	118,737	51,300
4.04%, 12/22/2014 <	272,706	117,956
5.81%-6.56%, 12/15/2009 <	5,874,774	4,978,930
7.00%, 12/20/2013 <	1,183,347	511,845
13.00%, 12/15/2009 <	4,183,581	4,336,031

		10,139,261

TELECOMMUNICATION SERVICES 0.3%
FairPoint Communications, Inc., FRN, 5.00%, 03/08/2015	2,075,398	1,602,975

Total Loans (cost $37,151,462)		29,533,428

	Shares	Value

CLOSED END MUTUAL FUND SHARES 0.4%
Dreyfus High Yield Strategies Fund, Inc.	216,382	720,552
Eaton Vance Limited Duration Income Trust	53,764	738,717
ING Prime Rate Trust	12,336	55,759
LMP Corporate Loan Fund, Inc.	16,391	146,863
New America High Income Fund, Inc.	99,690	792,536

Total Closed End Mutual Fund Shares (cost $1,623,072)		2,454,427

17

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional Money Market Fund, Class I, 0.22% q ø µ ##	15,359,894	$15,359,894

	Principal Amount	Value

U.S. TREASURY OBLIGATION 0.0%
U.S. Treasury Bill, 0.16%, 09/24/2009 ƒ ß	$150,000	149,965

Total Short-Term Investments (cost $15,509,833)		15,509,859

Total Investments (cost $846,968,066) 136.6%		842,676,436
Other Assets and Liabilities and Preferred Shares (36.6%)		(225,650,367)

Net Assets Applicable to Common Shareholders 100.0%		$617,026,069

µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
#	When-issued or delayed delivery security
††	The rate shown is the stated rate at the current period end.
@	Security is currently paying interest in-kind.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

+	Security is deemed illiquid.
*	Non-income producing security
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.

Summary of Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar

At July 31, 2009, the Fund had short futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at July 31, 2009	Unrealized Gain (Loss)

September 2009	100 U.S. Treasury Note 2 Year Futures	$21,660,538	$21,657,813	$2,725

18

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

At July 31, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at July 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

08/07/2009	3,525,000,000	JPY	$37,253,331	$35,709,584	$1,543,747
08/26/2009	792,500,000	JPY	8,376,845	8,377,378	(533)

Exchange Date	Contracts to Receive		U.S. Value at July 31, 2009	In Exchange for	U.S. Value at July 31, 2009	Unrealized Gain (Loss)

08/07/2009	3,873,893	EUR	$5,521,495	513,500,000 JPY	$5,426,833	$94,662
08/07/2009	513,500,000	JPY	5,426,833	3,893,868 EUR	5,549,966	(123,133)
08/13/2009	195,000,000	JPY	2,060,935	1,329,243 GBP	2,220,388	(159,453)
08/26/2009	17,844,070	EUR	25,434,408	2,340,000,000 JPY	24,734,156	700,252
09/25/2009	911,725,625	JPY	9,639,910	12,275,000 AUD	10,228,073	(588,163)
10/02/2009	3,936,036	EUR	5,610,387	6,375,000 CAD	5,919,289	(308,902)
10/06/2009	747,647,030	JPY	7,905,930	4,735,000 GBP	7,908,570	(2,640)
10/13/2009	755,000,000	JPY	7,984,167	12,872,975 NZD	8,486,588	(502,421)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at July 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

08/06/2009	194,146	EUR	$276,717	$243,653	$(33,064)
08/06/2009	896,685	EUR	1,278,051	1,154,931	(123,120)
08/06/2009	475,000	EUR	677,020	618,454	(58,566)
08/20/2009	310,000	EUR	441,859	439,747	(2,112)
08/20/2009	1,310,000	EUR	1,867,210	1,765,029	(102,181)
09/02/2009	4,915,000	EUR	7,005,806	6,909,507	(96,299)
09/16/2009	5,150,000	GBP	8,602,021	8,469,793	(132,228)
10/01/2009	264,799	EUR	377,442	351,137	(26,305)
10/13/2009	2,690,000	NZD	1,773,399	1,694,700	(78,699)
10/15/2009	211,620	EUR	301,638	280,644	(20,994)
10/15/2009	414,775	EUR	591,211	549,796	(41,415)
10/15/2009	151,083	EUR	215,350	198,568	(16,782)
10/15/2009	764,659	EUR	1,089,930	1,014,933	(74,997)
10/15/2009	588,767	EUR	839,217	774,465	(64,752)
10/15/2009	245,530	EUR	349,973	322,000	(27,973)
11/16/2009	540,094	EUR	769,840	755,348	(14,492)
11/16/2009	611,914	EUR	872,212	855,144	(17,068)

At July 31, 2009, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

Expiration	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Made by the Fund	Frequency Of Payments Made	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

06/20/2014	Goldman Sachs	Motorola, Inc., 6.50%, 09/01/2025#	BB+	$1,070,000	1.00%	Quarterly	$30,585	$102,389	$(71,804)
06/20/2014	Goldman Sachs	Expedia, Inc., 7.46%, 08/15/2018#	BB	975,000	5.00%	Quarterly	(146,170)	(87,383)	(58,787)
06/20/2014	JP Morgan	Motorola, Inc., 6.50%, 09/01/2025#	BB+	1,275,000	1.00%	Quarterly	36,444	83,238	(46,794)
06/20/2014	UBS	Expedia, Inc., 7.46%, 08/15/2018#	BB	940,000	5.00%	Quarterly	(140,923)	(28,064)	(112,859)

19

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Credit default swaps on an index – Buy protection

Expiration	Counterparty	Reference Index	Rating of Reference Index*@	Notional Amount	Fixed Payments Made by the Fund	Frequency Of Payments Made	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

06/20/2014	Credit Suisse	Dow Jones North America High Yield Index 12##	B	$2,124,400	5.00%	Quarterly	$197,569	$335,872	$(138,303)
06/20/2014	JP Morgan	Dow Jones North America High Yield Index 12##	B	1,259,600	5.00%	Quarterly	117,143	209,721	(92,578)

Credit default swaps on an index – Sell protection

Expiration	Counterparty	Reference Index	Rating of Reference Index*@	Notional Amount	Fixed Payments Received by the Fund	Frequency Of Payments Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

12/13/2049	Credit Suisse	Markit CMBX North America AAA.3#	AAA	$2,445,000	0.08%	Monthly	$(454,770)	$(657,858)	$203,088
12/13/2049	Goldman Sachs	Markit CMBX North America AAA.3#	AAA	1,760,000	0.08%	Monthly	(327,360)	(639,218)	311,858
*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

@	Rating represents an average rating for the underlying securities within the index.
#	The Fund entered into the swap contract for speculative purposes.
##	The Fund entered into the swap contract for hedging purposes.

As of July 31, 2009, reverse repurchase agreements outstanding were as follows:

Repurchase Amount	Counterparty	Interest Rate	Maturity Date

$47,757,669	Credit Suisse	0.52%	08/20/2009
44,184,381	Goldman Sachs	0.375%	08/20/2009

On July 31, 2009, the aggregate cost of securities for federal income tax purposes was $851,683,224. The gross unrealized appreciation and depreciation on securities based on tax cost was $39,517,490 and $48,524,278, respectively, with a net unrealized depreciation of $9,006,788.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

20

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of July 31, 2009, the Fund had unfunded loan commitments of $6,307,393.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

21

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$71,895	$0	$0	$71,895
Mutual fund shares	2,454,427	0	0	2,454,427
Mortgage-backed securities	0	201,200,961	0	201,200,961
Corporate debt securities	0	517,952,416	0	517,952,416
Debt securities issued by foreign governments	0	90,968,041	0	90,968,041
Debt securities issued by U.S. Treasury and U.S. government agencies	14,668,802	0	0	14,668,802
Short-term investments	15,359,894	0	0	15,359,894

	$32,555,018	$810,121,418	$0	$842,676,436

As of July 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$2,725	$(283,810)	$0	$(281,085)

*	Other financial instruments include futures, forwards and swap contracts.

22

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Multi-Sector Income Fund

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: September 28, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: September 28, 2009